Note 3 - Pro Forma Results of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Revenues	$ 221,128	$ 219,029	$ 226,619
Net income	$ 23,604	$ 21,132	$ 12,980
Earnings per share
Basic (in dollars per share)	$ 0.31	$ 0.28	$ 0.18
Diluted (in dollars per share)	$ 0.31	$ 0.28	$ 0.18